Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2011
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
Three months ended June 30, 2011

Net revenue external customers	$2,027,419	$1,162,448	$3,189,867	$4,185	$3,194,052
Inter - segment revenue	1,815	-	1,815	(1,815)	-
Revenue	2,029,234	1,162,448	3,191,682	2,370	3,194,052
Depreciation and amortization	(66,555)	(42,822)	(109,377)	(26,912)	(136,289)
Operating income	348,457	203,144	551,601	(42,057)	509,544
Income (loss) from equity method investees	8,849	31	8,880	-	8,880
Capital expenditures, acquisitions and investments	74,555	797,637	872,192	32,692	904,884

Three months ended June 30, 2010

Net revenue external customers	$2,026,582	$919,524	$2,946,106	$93	$2,946,199
Inter - segment revenue	1,263	-	1,263	(1,263)	-
Revenue	2,027,845	919,524	2,947,369	(1,170)	2,946,199
Depreciation and amortization	(63,004)	(33,508)	(96,512)	(24,395)	(120,907)
Operating income	332,097	173,095	505,192	(38,627)	466,565
Income (loss) from equity method investees	1,887	27	1,914	-	1,914
Capital expenditures, acquisitions and investments	71,316	93,608	164,924	163,478	328,402

Six months ended June 30, 2011

Net revenue external customers	$4,004,707	$2,217,681	$6,222,388	$8,052	$6,230,440
Inter - segment revenue	3,509	-	3,509	(3,509)	-
Total net revenue	4,008,216	2,217,681	6,225,897	4,543	6,230,440
Depreciation and amortization	(134,782)	(83,171)	(217,953)	(54,320)	(272,273)
Operating Income	660,563	374,154	1,034,717	(80,089)	954,628
Income (loss) from equity method investees	16,367	95	16,462	-	16,462
Segment assets(1)	11,415,424	5,541,670	16,957,094	2,095,540	19,052,634
thereof investments in equity method investees	339,230	5,756	344,986	-	344,986
Capital expenditures, acquisitions and investments(2)	462,425	838,413	1,300,838	60,004	1,360,842

Six months ended June 30, 2010

Net revenue external customers	$3,986,270	$1,841,747	$5,828,017	$311	$5,828,328
Inter - segment revenue	1,828	-	1,828	(1,828)	-
Total net revenue	3,988,098	1,841,747	5,829,845	(1,517)	5,828,328
Depreciation and amortization	(126,715)	(70,067)	(196,782)	(48,583)	(245,365)
Operating Income	640,003	324,025	964,028	(72,284)	891,744
Income (loss) from equity method investees	3,577	50	3,627	-	3,627
Segment assets	11,281,830	3,948,045	15,229,875	769,689	15,999,564
thereof investments in equity method investees	16,543	3,478	20,021	-	20,021
Capital expenditures, acquisitions and investments(3)	144,883	178,858	323,741	194,141	517,882

(1) If production was still managed within the segments, as it was in 2010, segment assets would have been $12,403,823 in North America, $6,153,751 in International and $495,060 in Corporate in 2011.
(2) North America and International acquisitions exclude $6,000 and $1,731, respectively, of non-cash acquisitions for 2011.
(3) International and Corporate acquisitions exclude $8,884 and $2,125 of non-cash acquisitions for 2010.